Depreciation Expenses - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (95,826,950)	$ (102,168,150)	$ (109,365,936)
Amortization of Organization and Development Expenses	(100,049,770)	(95,793,045)	(93,495,918)
Depreciation of other intangible assets	(1,871,482)	(2,601)	(2,598)
Others	(6,435,006)	(1,291,048)	(2,378,947)
Total	$ (204,183,208)	$ (199,254,844)	$ (205,243,399)